Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 173,801	$ 200,644
Short-term bank deposits	3,941	85,668
Cash and cash equivalents	$ 177,742	$ 286,312	$ 479,501